Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	RADIATION THERAPY SERVICES, INC.
Entity Central Index Key	0001056904
Document Type	S-4
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer